FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Description of accounting policy for functional currency [text block]
	2017			2016
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Gross exposure	73	374	32	247	479	36
Net investment hedges	(41)	–	–	(216)	(479)	–
Total structural foreign currency exposures, after net investment hedges	32	374	32	31	–	36

Disclosure of credit risk exposure [text block]
	At 31 December 2017			At 31 December 2016
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and receivables:
Loans and advances to banks, net[1]	6,611	–	6,611	26,902	–	26,902
Loans and advances to customers, net[1]	472,498	(7,030)	465,468	457,958	(6,331)	451,627
Debt securities, net[1]	3,643	–	3,643	3,397	–	3,397
	482,752	(7,030)	475,722	488,257	(6,331)	481,926
Available-for-sale financial assets[3]	40,901	–	40,901	55,311	–	55,311
Trading and other financial assets at fair value through profit or loss:[3,4]
Loans and advances	31,590	–	31,590	33,079	–	33,079
Debt securities, treasury and other bills	45,198	–	45,198	50,398	–	50,398
	76,788	–	76,788	83,477	–	83,477
Derivative assets	25,834	(13,049)	12,785	36,138	(18,539)	17,599
Assets arising from reinsurance contracts held	602	–	602	714	–	714
Financial guarantees	5,820	–	5,820	6,883	–	6,883
Off-balance sheet items:
Acceptances and endorsements	71	–	71	21	–	21
Other items serving as direct credit substitutes	740	–	740	779	–	779
Performance bonds and other transaction-related contingencies	2,300	–	2,300	2,237	–	2,237
Irrevocable commitments	60,126	–	60,126	63,203	–	63,203
	63,237	–	63,237	66,240	–	66,240
	695,934	(20,079)	675,855	737,020	(24,870)	712,150

1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

4	Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.

Disclosure of L&A to Customers and L&A held at FVTPL
		Loans and advances to customers				Loans and
	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Total £m	advances designated at fair value through profit or loss £m
At 31 December 2017
Neither past due nor impaired	6,577	295,765	48,897	116,396	461,058	31,590
Past due but not impaired	6	5,934	585	336	6,855	–
Impaired – no provision required	28	640	306	700	1,646	–
– provision held	–	3,529	1,053	1,613	6,195	–
Gross	6,611	305,868	50,841	119,045	475,754	31,590
Allowance for impairment losses	–	(1,604)	(655)	(1,183)	(3,442)	–
Fair value adjustments	–				186	–
Net balance sheet carrying value	6,611				472,498	31,590
At 31 December 2016
Neither past due nor impaired	26,888	296,303	39,478	109,364	445,145	33,079
Past due but not impaired	14	7,340	386	305	8,031	–
Impaired – no provision required	–	784	392	689	1,865	–
– provision held	–	3,536	1,038	2,056	6,630	–
Gross	26,902	307,963	41,294	112,414	461,671	33,079
Allowance for impairment losses	–	(1,696)	(458)	(1,378)	(3,532)	–
Fair value adjustments	–				(181)	–
Net balance sheet carrying value	26,902				457,958	33,079

Information about credit quality of neither past due nor impaired financial assets [text block]
		Loans and advances to customers				Loans and
						advances
						designated
	Loans and					at fair value
	advances	Retail –	Retail –			through
	to banks	mortgages	other	Commercial	Total	profit or loss
	£m	£m	£m	£m	£m	£m
At 31 December 2017
Good quality	6,351	294,748	43,145	81,121		31,548
Satisfactory quality	198	790	4,770	30,154		42
Lower quality	28	32	286	4,807		–
Below standard, but not impaired	–	195	696	314		–
Total loans and advances which are neither past due nor impaired	6,577	295,765	48,897	116,396	461,058	31,590
At 31 December 2016
Good quality	26,745	295,286	34,195	72,083		33,049
Satisfactory quality	87	814	4,479	30,433		30
Lower quality	3	39	387	6,433		–
Below standard, but not impaired	53	164	417	415		–
Total loans and advances which are neither past due nor impaired	26,888	296,303	39,478	109,364	445,145	33,079

Analysis of age of financial assets that are past due but not impaired [text block]
		Loans and advances to customers				Loans and
						advances
						designated
	Loans and					at fair value
	advances	Retail –	Retail –			through
	to banks	mortgages	other	Commercial	Total	profit or loss
	£m	£m	£m	£m	£m	£m
At 31 December 2017
0-30 days	6	3,057	458	246	3,761	–
30-60 days	–	1,115	111	10	1,236	–
60-90 days	–	785	3	13	801	–
90-180 days	–	977	3	8	988	–
Over 180 days	–	–	10	59	69	–
Total loans and advances which are past due but not impaired	6	5,934	585	336	6,855	–
At 31 December 2016
0-30 days	14	3,547	285	157	3,989	–
30-60 days	–	1,573	75	37	1,685	–
60-90 days	–	985	2	74	1,061	–
90-180 days	–	1,235	6	14	1,255	–
Over 180 days	–	–	18	23	41	–
Total loans and advances which are past due but not impaired	14	7,340	386	305	8,031	–

Disclosure of fair value of financial instruments [text block]	An analysis of the Group’s trading and other financial assets at fair value through profit or loss is included in note 15. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	9,833	–	9,833	11,828	–	11,828
Asset-backed securities:
Mortgage-backed securities	84	105	189	47	–	47
Other asset-backed securities	95	–	95	69	–	69
	179	105	284	116	–	116
Corporate and other debt securities	469	54	523	221	3	224
Total held as trading assets	10,481	159	10,640	12,165	3	12,168
Other assets held at fair value through profit or loss:
Government securities	12,180	7	12,187	14,904	–	14,904
Other public sector securities	1,519	8	1,527	1,318	7	1,325
Bank and building society certificates of deposit	222	–	222	244	–	244
Asset-backed securities:
Mortgage-backed securities	208	3	211	633	27	660
Other asset-backed securities	924	2	926	1,178	291	1,469
	1,132	5	1,137	1,811	318	2,129
Corporate and other debt securities	17,343	2,124	19,467	17,445	2,163	19,608
Total debt securities held at fair value through profit or loss	32,396	2,144	34,540	35,722	2,488	38,210
Treasury bills and other bills	18	–	18	20	–	20
Total other assets held at fair value through profit or loss	32,414	2,144	34,558	35,742	2,488	38,230
Total held at fair value through profit or loss	42,895	2,303	45,198	47,907	2,491	50,398
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £331 million; 2016: £485 million) and not rated (2017: £1,972 million; 2016: £2,006 million).

Analysis of Loan-to-value ratio of Residential Mortgage Lending	An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowance for indexation error and dilapidations.

	2017				2016
	Neither				Neither
	past due	Past due but			past due	Past due but
	nor impaired	not impaired	Impaired	Gross	nor impaired	not impaired	Impaired	Gross
	£m	£m	£m	£m	£m	£m	£m	£m
Less than 70 per cent	217,070	4,309	2,443	223,822	220,497	5,288	2,334	228,119
70 per cent to 80 per cent	43,045	787	595	44,427	39,789	1,004	648	41,441
80 per cent to 90 per cent	25,497	500	436	26,433	23,589	621	495	24,705
90 per cent to 100 per cent	7,085	177	245	7,507	7,983	223	355	8,561
Greater than 100 per cent	3,068	161	450	3,679	4,445	204	488	5,137
Total	295,765	5,934	4,169	305,868	296,303	7,340	4,320	307,963

Participating investment contracts [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Liabilities Arising from Insurance and Participating Investment Contracts [text block]	Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017	1,708	1,747	6,467	26,479	67,012	103,413
At 31 December 2016	1,283	1,836	6,266	23,425	61,580	94,390

Available-for-Sale Financial Assets (Excluding Equity Shares) [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Available-for-Sale Financial Assets (Excluding Equity Shares) [text block]	An analysis of the Group’s available-for-sale financial assets is included in note 21. The credit quality of the Group’s available-for-sale financial assets (excluding equity shares) is set out below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	34,708	–	34,708	48,714	–	48,714
Bank and building society certificates of deposit	167	–	167	142	–	142
Asset-backed securities:
Mortgage-backed securities	1,156	–	1,156	108	–	108
Other asset-backed securities	235	20	255	312	5	317
	1,391	20	1,411	420	5	425
Corporate and other debt securities	4,250	365	4,615	6,030	–	6,030
Total held as available-for-sale financial assets	40,516	385	40,901	55,306	5	55,311
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £9 million; 2016: £5 million) and not rated (2017: £376 million; 2016: £nil).

Derivative assets [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Derivative Assets [text block]
	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	21,742	2,211	23,953	31,373	2,053	33,426
Hedging	1,874	7	1,881	2,664	48	2,712
Total derivative financial instruments	23,616	2,218	25,834	34,037	2,101	36,138
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £1,878 million; 2016: £1,830 million) and not rated (2017: £340 million; 2016: £271 million).

Consumer loans [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Explanation of impairment loss recognised or reversed [text block]	The table below sets out the reconciliation of the allowance for impairment losses of £2,201 million (2016: £2,412 million) shown in note 20 to the allowance for impairment losses on an underlying basis of £3,442 million (2016: £3,532 million) shown above:

	2017 £m	2016 £m
Allowance for impairment losses on loans and advances to customers	2,201	2,412
Impairment allowance of HBOS and MBNA at acquisition[1]	11,309	11,147
Impairment charge covered by fair value adjustments	12,321	12,236
Amounts subsequently written off, net of foreign exchange and other movements	(22,389)	(22,263)
Allowance for impairment losses on loans and advances to customers on an underlying basis	3,442	3,532

1	Comprises an allowance in respect of HBOS (£11,147 million) and, in 2017, MBNA (£162 million). These amounts impact the impairment allowance on an underlying basis but not on a statutory basis.

Corporate loans [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Debt Securities Classified as Loans and Receivables [text block]	An analysis by credit rating of the Group’s debt securities classified as loans and receivables is provided below:

	2017			2016
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,366	–	2,366	2,089	–	2,089
Other asset-backed securities	1,164	96	1,260	1,192	98	1,290
	3,530	96	3,626	3,281	98	3,379
Corporate and other debt securities	27	16	43	29	65	94
Gross exposure	3,557	112	3,669	3,310	163	3,473
Allowance for impairment losses			(26)			(76)
Total debt securities classified as loans and receivables			3,643			3,397
1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2017: £89 million; 2016: £91 million) and not rated (2017: £23 million; 2016: £72 million).

Assets and liabilities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [text block]	The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Assets
Cash and balances at central banks	58,519	2	–	–	–	–	–	–	58,521
Trading and other financial assets at fair value through profit or loss	11,473	13,345	4,858	2,781	1,056	2,655	5,341	121,369	162,878
Derivative financial instruments	449	601	763	451	503	965	2,763	19,339	25,834
Loans and advances to banks	3,104	314	190	190	192	131	2,405	85	6,611
Loans and advances to customers	28,297	15,953	13,585	11,881	10,482	29,340	70,967	291,993	472,498
Debt securities held as loans and receivables	10	29	–	–	7	350	2,775	472	3,643
Available-for-sale financial assets	59	365	286	1,025	265	3,040	15,366	21,692	42,098
Other assets	3,807	897	414	1,170	854	725	5,618	26,541	40,026
Total assets	105,718	31,506	20,096	17,498	13,359	37,206	105,235	481,491	812,109
Liabilities
Deposits from banks	2,810	2,318	1,885	87	28	–	22,378	298	29,804
Customer deposits	366,778	18,821	10,615	5,524	5,074	7,823	2,986	503	418,124
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	19,215	16,932	4,933	3,419	948	1,961	4,298	25,295	77,001
Debt securities in issue	3,248	6,014	4,431	3,506	2,902	6,333	25,669	20,347	72,450
Liabilities arising from insurance and investment contracts	1,898	2,003	2,484	2,466	2,425	8,532	21,842	77,210	118,860
Other liabilities	4,229	2,805	239	2,216	1,894	1,498	1,933	13,991	28,805
Subordinated liabilities	–	202	1,588	–	570	574	3,983	11,005	17,922
Total liabilities	398,178	49,095	26,175	17,218	13,841	26,721	83,089	148,649	762,966
At 31 December 2016
Assets
Cash and balances at central banks	47,446	2	4	–	–	–	–	–	47,452
Trading and other financial assets at fair value through profit or loss	20,168	14,903	7,387	2,914	817	1,680	6,011	97,294	151,174
Derivative financial instruments	956	1,700	1,393	786	651	2,230	4,165	24,257	36,138
Loans and advances to banks	9,801	6,049	3,894	1,201	867	1,281	3,692	117	26,902
Loans and advances to customers	20,179	10,651	14,235	12,400	10,773	26,007	69,300	294,413	457,958
Debt securities held as loans and receivables	8	–	–	242	–	–	34	3,113	3,397
Available-for-sale financial assets	127	259	73	637	222	1,887	16,080	37,239	56,524
Other assets	5,025	583	584	1,560	1,059	1,846	4,808	22,783	38,248
Total assets	103,710	34,147	27,570	19,740	14,389	34,931	104,090	479,216	817,793
Liabilities
Deposits from banks	3,772	2,779	1,062	503	13	43	7,859	353	16,384
Customer deposits	347,753	18,936	8,961	10,482	8,477	13,859	6,430	562	415,460
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	18,381	19,640	8,779	1,696	1,179	3,843	5,575	30,335	89,428
Debt securities in issue	4,065	8,328	6,433	4,158	1,224	6,939	25,020	20,147	76,314
Liabilities arising from insurance and investment contracts	1,583	2,190	2,737	2,463	2,377	8,588	19,971	74,593	114,502
Other liabilities	3,282	2,266	1,213	2,164	1,440	413	3,087	23,544	37,409
Subordinated liabilities	–	390	161	393	–	1,750	4,527	12,610	19,831
Total liabilities	378,836	54,529	29,346	21,859	14,710	35,435	72,469	162,144	769,328

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [text block]	The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	2,516	3,545	2,096	21,498	660	30,315
Customer deposits	367,103	18,854	21,308	11,198	2,375	420,838
Trading and other financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,044	59,504
Debt securities in issue	3,444	6,331	12,562	36,999	23,923	83,259
Liabilities arising from non-participating investment contracts	15,447	–	–	–	–	15,447
Subordinated liabilities	231	454	2,907	7,170	19,164	29,926
Total non-derivative financial liabilities	410,027	43,608	45,372	81,116	59,166	639,289
Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,444	30,605	154,796
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,523)	(32,065)	(153,474)
Gross settled derivatives – net flows	822	1,002	1,037	(79)	(1,460)	1,322
Net settled derivatives liabilities	17,425	128	776	974	2,795	22,098
Total derivative financial liabilities	18,247	1,130	1,813	895	1,335	23,420
At 31 December 2016
Deposits from banks	3,686	4,154	1,541	5,883	1,203	16,467
Customer deposits	347,573	19,151	28,248	20,789	1,294	417,055
Trading and other financial liabilities at fair value through profit or loss	14,390	19,718	11,845	1,938	13,513	61,404
Debt securities in issue	7,590	8,721	12,533	36,386	17,635	82,865
Liabilities arising from non-participating investment contracts	20,112	–	–	–	–	20,112
Subordinated liabilities	41	674	1,289	9,279	18,542	29,825
Total non-derivative financial liabilities	393,392	52,418	55,456	74,275	52,187	627,728
Derivative financial liabilities:
Gross settled derivatives – outflows	33,128	24,088	25,366	52,925	36,462	171,969
Gross settled derivatives – inflows	(31,359)	(22,401)	(23,510)	(49,239)	(32,382)	(158,891)
Gross settled derivatives – net flows	1,769	1,687	1,856	3,686	4,080	13,078
Net settled derivatives liabilities	21,669	117	620	1,167	3,020	26,593
Total derivative financial liabilities	23,438	1,804	2,476	4,853	7,100	39,671

Off balance sheet [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity Analysis For Commitments And Contingent Liabilities	The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities and commitments.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Acceptances and endorsements	12	51	4	–	–	4	–	–	71
Other contingent liabilities	392	669	210	131	205	506	271	656	3,040
Total contingent liabilities	404	720	214	131	205	510	271	656	3,111
Lending commitments	66,964	3,137	5,966	5,525	11,440	17,374	15,106	3,913	129,425
Other commitments	19	–	–	38	–	46	71	210	384
Total commitments	66,983	3,137	5,966	5,563	11,440	17,420	15,177	4,123	129,809
Total contingents and commitments	67,387	3,857	6,180	5,694	11,645	17,930	15,448	4,779	132,920
	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2016
Acceptances and endorsements	13	6	–	–	1	1	–	–	21
Other contingent liabilities	427	782	163	153	122	466	280	623	3,016
Total contingent liabilities	440	788	163	153	123	467	280	623	3,037
Lending commitments	48,210	3,546	5,276	4,783	11,628	17,212	18,775	4,090	113,520
Other commitments	–	3	–	41	1	79	122	402	648
Total commitments	48,210	3,549	5,276	4,824	11,629	17,291	18,897	4,492	114,168
Total contingents and commitments	48,650	4,337	5,439	4,977	11,752	17,758	19,177	5,115	117,205

Securities lending [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of transfers of financial assets [text block]	The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2017	2016
	£m	£m
Trading and other financial assets at fair value through profit or loss	6,622	6,991
Loans and advances to customers	197	583
Available-for-sale financial assets	2,608	3,206
	9,427	10,780